INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - CAD ($) $ in Thousands	Share Capital and premium [Member]	Treasury Stock [Member]	Reserve from share-based payment transactions [Member]	Translation reserve [Member]	Accumulated deficit [Member]	Equity attributable to owners of parent [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2021	$ 237,677	$ (660)	$ 12,348	$ 2,614	$ (50,743)	$ 201,236	$ 3,709	$ 204,945
Net Loss	0	0	0	0	(28,117)	(28,117)	(1,602)	(29,719)	[1]
Other comprehensive income (loss)	0	0	0	(1,610)	0	(1,610)	(129)	(1,739)	[1]
Total comprehensive loss	0	0	0	(1,610)	(28,117)	(29,727)	(1,731)	(31,458)	[1]
Issuance of common shares	3,061	0	0	0	0	3,061	0	3,061
Exercise of options	1,072	0	(737)	0	0	335	0	335
Share-based compensation	0	0	2,658	0	0	2,658	0	2,658
Expired options	27	0	(27)	0	0	0	0	0
Balance at Jun. 30, 2022	241,837	$ (660)	14,242	1,004	(78,860)	177,563	1,978	179,541
Balance at Dec. 31, 2022	245,776		15,167	1,283	(239,574)	22,652	1,145	23,797
Net Loss	0		0	0	(4,059)	(4,059)	(513)	(4,572)
Other comprehensive income (loss)	0		0	(186)	36	(150)	(9)	(159)
Total comprehensive loss	0		0	(186)	(4,023)	(4,209)	(522)	(4,731)
Issuance of common shares	2,351		0	0	0	2,351	0	2,351
Share-based compensation	0		121	0	0	121	0	121
Expired options	671		(671)	0	0	0	0	0
Balance at Jun. 30, 2023	$ 248,798		$ 14,617	$ 1,097	$ (243,597)	$ 20,915	$ 623	$ 21,538

[1]	Reclassified in respect of discontinued operations – see Note 9.